Related Party Short-Term Loans	12 Months Ended
Dec. 31, 2024
Related Party Short-Term Loans [Abstract]
Related party short-term Loans

Note 5

Related party short-term loans:

On September 28, 2023 and November 15, 2023, the Company entered into a series of short term loan agreements (the “Short Term Loan Agreements”) with certain existing shareholders of the Company, including Ronald Hafner, the Company’s Chairman of the Board of Directors, Felix Grisard, Jürgen Bauer and Maria Nayvalt, providing for unsecured loans to the Company in the aggregate amount of CHF 1,375,000 ($1,510,989). The loans bear interest at a rate of 10% per annum and mature on the earlier of December 31, 2024, or a liquidity event with a strategic partner, as amended on March 18, 2024.

In October 2024, the Company entered into debt forgiveness agreements with the holders of the related party short-term loans, pursuant to which the Company issued an aggregate of 290,518 common shares, par value CHF 0.03 per share, or the common shares, of the Company, at a conversion price of $5.65 (rounded) per share, in full satisfaction of an aggregate amount of CHF 1,492,431 ($1,640,034) in loans and interest provided to the Company by the Lenders, or collectively, the Loans. This conversion was facilitated through an ordinary capital increase, providing the necessary shares for the debt holders, and was recorded at fair market value with no gain or loss recognized in the statement of operations.